Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Employee benefit expenses

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wages and salaries	2,009,645	2,142,959	2,139,472
Social welfare costs	714,484	861,375	921,971
Others	419,090	452,431	484,277

Total employee benefit expense	3,143,219	3,456,765	3,545,720

(a)
Employees of the Group’s subsidiaries in the PRC are required to participate in a defined contribution retirement scheme administered and operated by the local municipal government. The Group’s subsidiaries in the PRC contribute funds which are calculated on certain percentages of the average employee salary as stipulated by the local municipal government to the scheme to fund the retirement benefits of the employees.